Note 1 - Description of Business, Basis of Presentation and Management's Plan (Details Textual) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 11, 2025 shares	Jul. 03, 2025	Dec. 31, 2022 USD ($)	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Jul. 10, 2025 shares	Dec. 31, 2024 shares
Stockholders' Equity Note, Stock Split, Conversion Ratio	2.1524	2.2
Common Stock, Shares Authorized (in shares) | shares	150,000,000			300,000,000	150,000,000	45,000,000	150,000,000
Proceeds from Issuance of Debt					$ 9.7
Proceeds from Issuance or Sale of Equity			$ 2.7	$ 2.1	$ 17.4
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.0221